Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jun. 30, 2020
Registrant Name	M3Sixty Funds Trust
Central Index Key	0001643838
Amendment Flag	false
Document Creation Date	Oct. 28, 2020
Document Effective Date	Oct. 28, 2020
Prospectus Date	Oct. 28, 2020
Cognios Large Cap Value Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	COGLX
Cognios Large Cap Value Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	COGVX
Cognios Market Neutral Large Cap Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	COGMX
Cognios Market Neutral Large Cap Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	COGIX